Other Comprehensive Income (Loss) - Reclassification out of AOCI (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other-net	¥ 19,718	¥ 4,153
Income tax (benefit) expense	(87,519)	15,961
Net (loss) income	¥ (539,170)	17,335
Total amount reclassified		278,000
Amount reclassified
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified		278
Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other-net		400
Income tax (benefit) expense		(122)
Net (loss) income		278
Total amount reclassified		¥ 278